Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2022	December 31, 2023
	RM	RM	USD
Trade receivables
- Third parties	15,266,925	11,310,279	2,464,489
- Related parties	1,305,724	2,499,319	544,597
	16,572,649	13,809,598	3,009,086
Less: Allowance for expected credit losses on trade receivables	(1,757,638)	(2,518,122)	(548,694)
	14,815,011	11,291,476	2,460,392

Deposits	195,507	4,122,755	898,341
Prepayments	28,578	466,629	101,678
Other receivables	720,437	13,068,732	2,847,652
	15,759,533	28,949,592	6,308,063

Movement in allowance for expected credit losses on trade receivables as follows:

Beginning balances	1,415,211	1,757,638	382,986
Additional	342,427	756,973	164,943
Currency realignment	-	3,511	765
Ending balance	1,757,638	2,518,122	548,694

	December 31, 2022	December 31, 2023
	RM	RM	USD
Not past due	11,643,721	5,961,854	1,299,077
Past due	4,928,928	7,847,744	1,710,009
Less: Allowance for expected credit losses	(1,757,638)	(2,518,122)	(548,694)
	14,815,011	11,291,476	2,460,392

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	December 31, 2022	December 31, 2023
	RM	RM	USD
< 30 days	-	790,489	172,246
31 days to 60 days	1,862,965	4,240	924
61 days to 210 days	-	5,015,219	1,092,807
211 days to 240 days	-	-	-
241 days to < 1 year	3,065,963	2,037,796	444,032
Total	4,928,928	7,847,744	1,710,009

Schedule of Provision Matrix Trade Receivables	The following table details the risk profile of trade receivables based on the Group’s provision matrix.
	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2022	-	-	-	-	-	1,757,638	1,757,638
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122

Schedule of Trade Receivables Not Denominated in the Functional Currency
	December 31, 2022	December 31, 2023
	RM	RM
United States dollar	3,205,795	5,743,323